SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non current portion of restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 19,630	$ 1,283
Restricted cash	14,457	13,091
Restricted cash - non-current	0	358
Total cash, cash equivalents and restricted cash shown in the statements of cash flow	$ 34,087	$ 14,732